Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable
Variable Interest Entity [Line Items]
Carrying amount	$ 236	$ 1,165
Maximum exposure to loss	236	1,165
Equity method investment
Variable Interest Entity [Line Items]
Carrying amount	10,950	14,762
Maximum exposure to loss	$ 10,950	$ 14,762